Offerings - Offering: 1	Mar. 12, 2026 USD ($) shares usDollarsPerShare Rate
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	6,509,217
Proposed Maximum Offering Price per Unit | usDollarsPerShare	2.08
Maximum Aggregate Offering Price	$ 13,539,172
Fee Rate | Rate	0.01381%
Amount of Registration Fee	$ 1,869.76
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of the Registrant’s common stock, par value $0.001 per share (“Common Stock”) that become issuable under the 2017 Equity Incentive Plan (the “Plan”) by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Common Stock. The “Amount Registered” represents additional shares of Common Stock reserved for future issuance under the Plan as a result of the automatic increase in shares reserved thereunder on January 1, 2026 pursuant to the terms of the Plan. The Plan provides that an additional number of shares will automatically be added annually to the shares authorized for issuance under the Plan commencing on January 1, 2018 and ending on (and including) or January 1, 2027 in an amount equal to the lesser of (a) 5% of the total number of shares of capital stock outstanding on December 31st of the preceding calendar year and (b) a number of shares of Common Stock designated by action of the Registrant’s board of directors prior to the first day of any calendar year. The “Proposed Maximum Offering Price Per Share” and “Maximum Aggregate Offering Price” are estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and (h) of the Securities Act based on a per share price of $2.08, the average of the high and low sale prices of the Common Stock as reported on The Nasdaq Capital Market on March 11, 2026.